RECEIVABLE	12 Months Ended
Dec. 31, 2011
Accounts Receivable
RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2010	2011
	US$	US$

Accounts receivable	29,630	36,914
Allowance for doubtful accounts	(7,277)	(9,217)

Accounts receivable, net	22,353	27,697

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	3,330	4,432	7,277
Additional provision charged to expenses	4,430	6,775	16,368
Write-offs	(3,332)	(4,093)	(14,795)
Foreign currency adjustment	4	163	367

Balance at end of year	4,432	7,277	9,217

Loans Receivable
RECEIVABLE
7.	LOANS RECEIVABLE

As of December 31, 2010, loans receivable represents the loan of US$10,570 to Beijing Pujin Finance Company (“Beijing Pujin”) for a term of six months with an interest rate of 10% per annum.

Beijing Pujin is an independent third party. The loan to Beijing Pujin was pledged by the properties of Beijing JinHuaMing Advertising Company, a third-party. The loan was subsequently renewed for another six months in June 2011 and was collected in full on January 9, 2012.

As of December 31, 2011, loans receivable represent the loans of US$11,109 and US$15,034 to Beijing Pujin and Dandong Yuanlong Villa Management Company (“Dandong Yuanlong”), respectively. The loan to Dandong Yuanlong has a term of six months with an interest rate of 10% per annum. Dandong Yuanlong is an independent third party. The loan to Dandong Yuanlong was guaranteed by a major shareholder of Dandong Yuanlong, and was subsequently collected in full on April 6, 2012.